CONTRACT BALANCES (Tables)	12 Months Ended
Dec. 31, 2021
Revenue from Contract with Customer [Abstract]
Schedule of Contract Balances

	2021	2020	Change
Contract assets	$2,290	$2,132	$158
Deferred revenue - current	11,770	9,862	1,908
Deferred revenue - noncurrent	7,222	7,863	(641)